Business acquisitions (Details 2) - USD ($)	May 07, 2021	Dec. 31, 2022	Dec. 31, 2021
Finance lease asset		$ 341,000	$ 470,000
Goodwill		12,672,000	26,055,000
Finance lease liability		$ 112,000	$ 159,000
Preliminary Estimates [Member] | ANS [Member]
Net Cash	$ 12,948,000
Series B preferred stock (2,395,105 shares)	6,850,000
Total Consideration	19,798,000
Cash	0
Accounts receivable	6,492,000
Inventory	171,000
Deposits and prepaids	512,000
Accrued revenue	1,620,000
Other current assets	2,289,000
Property, plant, and equipment	680,000
Finance lease asset	229,000
Operating lease right-of-use asset	603,000
Goodwill	13,418,000
Intangible Assets, net	0
Total assets	26,014,000
Accounts payable	2,638,000
Accrued liabilities	1,014,000
Line of credit acquired	1,785,000
Net deferred tax liability acquired	0
Finance lease liability	176,000
Operating lease liability	603,000
Total liabilities	6,216,000
Total fair value of identifiable net assets and liabilities	19,798,000
Final [Member] | ANS [Member]
Net Cash	13,311,000
Series B preferred stock (2,395,105 shares)	6,850,000
Total Consideration	20,161,000
Cash	0
Accounts receivable	6,492,000
Inventory	171,000
Deposits and prepaids	512,000
Accrued revenue	1,620,000
Other current assets	2,289,000
Property, plant, and equipment	680,000
Finance lease asset	229,000
Operating lease right-of-use asset	603,000
Goodwill	5,018,000
Intangible Assets, net	11,925,000
Total assets	29,539,000
Accounts payable	2,638,000
Accrued liabilities	1,149,000
Line of credit acquired	1,785,000
Net deferred tax liability acquired	3,027,000
Finance lease liability	176,000
Operating lease liability	603,000
Total liabilities	9,378,000
Total fair value of identifiable net assets and liabilities	20,161,000
Measurement Period Adjustments [Member] | ANS [Member]
Net Cash	363,000
Series B preferred stock (2,395,105 shares)	0
Total Consideration	363,000
Cash	0
Accounts receivable	0
Inventory	0
Deposits and prepaids	0
Accrued revenue	0
Other current assets	0
Property, plant, and equipment	0
Finance lease asset	0
Operating lease right-of-use asset	0
Goodwill	(8,400,000)
Intangible Assets, net	11,925,000
Total assets	3,525,000
Accounts payable	0
Accrued liabilities	135,000
Line of credit acquired	0
Net deferred tax liability acquired	3,027,000
Finance lease liability	0
Operating lease liability	0
Total liabilities	3,162,000
Total fair value of identifiable net assets and liabilities	$ 363,000